DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 employee	Dec. 31, 2021 director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 employee	Dec. 31, 2020 director	Dec. 31, 2019 CNY (¥) director
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee		5
Number of directors among five highest paid employees		2	3		2	3	3
Basic salaries, housing fund, other allowances and benefits in kind	¥ 4,526			¥ 3,996			¥ 4,665
Pension costs	449			207			513
Total remuneration	5,554			4,886			5,958
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	1,699			1,594			1,670
Pension costs	186			88			137
Total remuneration	¥ 1,885			¥ 1,682			¥ 1,807